Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following at:

	December 31, 2020	December 31, 2019

Accounting	$36,161	$36,161
Research and development	393,496	650,584
Legal	-	15,273
Other	141,860	163,029

Total	$571,517	$865,047